Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 48,081,667	$ 1,532,728	$ 57,044,820	$ 68,450,404
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	56,427,377	1,798,769	45,472,102	37,757,556
Amortization	2,831,540	90,263	2,695,564	2,726,481
Expected credit impairment gains	(2,408)	(77)	(69,519)	(130,518)
Net loss (gain) of financial assets and liabilities at fair value through profit or loss	(707,129)	(22,542)	320,956	40,553
Interest expense	1,529,063	48,743	1,678,702	1,473,729
Interest income	(2,278,551)	(72,635)	(3,670,218)	(4,853,124)
Dividend income	(2,412,092)	(76,892)	(1,202,714)	(1,773,498)
Share-based payment	491,280	15,661	788,849	1,031,896
Share of profit of associates and joint ventures	(657,163)	(20,949)	(1,238,628)	(4,307,614)
Gain on disposal of property, plant and equipment	(99,178)	(3,161)	(72,402)	(268,293)
Gain on disposal of subsidiary	0	0	(352)	0
Loss (gain) on disposal of investments accounted for under the equity method	(218,088)	(6,952)	2,093	(163,395)
Exchange loss (gain) on financial assets and liabilities	(991,422)	(31,604)	1,331,907	85,353
Bargain purchase gain in acquisition of equity investee	0	0	0	(494,001)
Gain on lease modification	(5,810)	(185)	(8,599)	(113)
Amortization of deferred government grants	(1,520,370)	(48,466)	(841,091)	(2,663,843)
Income and expense adjustments	52,387,049	1,669,973	45,186,650	28,461,169
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	(64,981)	(2,071)	(543,068)	1,945,525
Contract assets	(77,325)	(2,465)	110,439	(381,105)
Accounts receivable	1,830,841	58,363	(3,269,237)	7,201,939
Other receivables	(232,703)	(7,418)	662,553	(526,223)
Inventories	(1,825,652)	(58,197)	365,305	(4,944,756)
Other current assets	(400,467)	(12,766)	192,256	939,912
Contract fulfillment costs	(600,892)	(19,155)	303,311	(164,316)
Contract liabilities	1,751,842	55,844	(599,528)	(267,858)
Accounts payable	1,612,124	51,390	14,590	(1,341,114)
Other payables	70,370	2,243	(1,173,347)	(5,683,081)
Other current liabilities	469,989	14,982	1,056,250	1,470,483
Net defined benefit liabilities	(420,927)	(13,418)	(584,384)	(262,084)
Other noncurrent liabilities	(3,086)	(98)	(4,947)	(89,593)
Cash generated from operations	102,577,849	3,269,935	98,761,663	94,809,302
Interest received	2,276,904	72,582	4,151,879	4,579,972
Dividend received	2,387,240	76,100	2,274,607	3,649,805
Interest paid	(1,017,112)	(32,423)	(1,339,730)	(1,027,500)
Income tax paid	(6,360,694)	(202,764)	(9,976,377)	(16,011,870)
Net cash provided by operating activities	99,864,187	3,183,430	93,872,042	85,999,709
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(625,538)	(19,941)	(1,894,858)	(1,182,248)
Proceeds from disposal of financial assets at fair value through profit or loss	633,226	20,186	989,051	525,237
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	160,659	5,121	0	0
Acquisition of financial assets at fair value through other comprehensive income	(150,000)	(4,782)	(64,694)	0
Acquisition of financial assets measured at amortized cost	(14,975,561)	(477,385)	(4,167,692)	(6,296,321)
Proceeds from redemption of financial assets measured at amortized cost	6,712,587	213,981	6,702,256	678,907
Acquisition of investments accounted for under the equity method	0	0	(533,973)	0
Proceeds from disposal of investments accounted for under the equity method	0	0	0	293,266
Proceeds from capital reduction of investments accounted for under the equity method	574,997	18,330	1,601,874	1,303,106
Increase in prepayment for investments	0	0	(7,135)	0
Acquisition of subsidiary (net of cash acquired)	(19,441)	(620)	0	0
Disposal of subsidiary	0	0	(196,009)	0
Acquisition of property, plant and equipment	(47,744,896)	(1,521,992)	(88,543,595)	(91,473,668)
Proceeds from disposal of property, plant and equipment	128,837	4,107	120,939	323,385
Increase in refundable deposits	(243,393)	(7,759)	(769,153)	(44,100)
Decrease in refundable deposits	317,322	10,116	1,519,269	83,856
Acquisition of intangible assets	(2,988,751)	(95,274)	(2,799,420)	(2,546,516)
Government grants related to assets acquisition	5,097,841	162,507	2,131,264	591,086
Increase in other noncurrent assets	(32,357)	(1,031)	(29,227)	(42,532)
Decrease in other noncurrent assets	36	1	0	0
Net cash used in investing activities	(53,154,432)	(1,694,435)	(85,941,103)	(97,786,542)
Cash flows from financing activities:
Increase in short-term loans	18,823,523	600,048	30,683,900	29,120,960
Decrease in short-term loans	(18,930,054)	(603,445)	(35,698,900)	(15,590,960)
Cash payments for the principal portion of the lease liability	(849,810)	(27,090)	(731,138)	(666,439)
Proceeds from bonds issued	20,000,000	637,552	0	10,000,000
Bonds issuance costs	(15,880)	(506)	(465)	(10,755)
Redemption of bonds	0	0	(8,500,000)	0
Proceeds from long-term loans	25,141,820	801,461	36,286,030	15,416,130
Repayments of long-term loans	(46,831,206)	(1,492,866)	(23,107,596)	(11,558,426)
Increase in guarantee deposits	2,827,304	90,127	68,041	11,651,109
Decrease in guarantee deposits	(3,607,656)	(115,003)	(640,362)	(1,227,764)
Decrease in other financial liabilities	0	0	0	(21,209,443)
Cash dividends	(35,784,383)	(1,140,720)	(37,585,606)	(45,014,783)
Change in non-controlling interests	22,483	717	26,349	4,187
Net cash used in financing activities	(39,203,859)	(1,249,725)	(39,199,747)	(29,086,184)
Effect of exchange rate changes on cash and cash equivalents	(1,846,070)	(58,848)	3,715,419	(392,145)
Net increase (decrease) in cash and cash equivalents	5,659,826	180,422	(27,553,389)	(41,265,162)
Cash and cash equivalents at beginning of year	105,000,226	3,347,154	132,553,615	173,818,777
Cash and cash equivalents at end of year	$ 110,660,052	$ 3,527,576	$ 105,000,226	$ 132,553,615